SEGMENT INFORMATION - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	€ 44,065	€ 41,662	€ 44,912
Cost of sales	(25,643)	(23,283)	(23,909)
Gross profit	18,422	18,379	21,002
R&D expenses	(3,402)	(4,496)	(3,728)
Selling and marketing expenses	(10,732)	(9,279)	(10,850)
G&A expenses	(5,900)	(4,335)	(4,224)
Segment operating income (loss)	(1,612)	269	2,201
Total Assets	77,226	55,193
Goodwill	2,412	2,412
Product
Revenues	44,060	41,649	44,859
RPP's and leases
Revenues	4,968	4,745	5,747
Cost of sales	(3,108)	(2,601)	(3,000)
Spare parts and services
Revenues	10,052	9,382	9,001
Cost of sales	(6,354)	(5,732)	(5,467)
FDA [Member]
Revenues	44,065	41,662	44,911
Cost of sales	(25,643)	(23,283)	(23,909)
Gross profit	18,422	18,379	21,002
R&D expenses	(3,402)	(4,496)	(3,728)
Selling and marketing expenses	(10,732)	(9,279)	(10,850)
G&A expenses	(5,900)	(4,335)	(4,224)
Total expenses	(20,034)	(18,110)	(18,802)
Segment operating income (loss)	(1,612)	269	2,200
Total Assets	77,226	55,193	53,068
Capital expenditures	1,636	2,010	1,532
Non-current assets	9,845	9,801	10,971
Goodwill	2,412	2,412	2,412
FDA [Member] | Product
Revenues	29,040	27,523	30,111
FDA [Member] | RPP's and leases
Revenues	4,968	4,745	5,747
FDA [Member] | Spare parts and services
Revenues	10,052	9,382	9,001
FDA [Member] | Product and Services, Excluding Other
Revenues	44,060	41,649	44,859
FDA [Member] | Other revenues.
Revenues	6	12	52
Operating Segments | High Intensity Focused Ultrasound (HIFU)
Revenues	9,915	11,438	14,144
Cost of sales	(5,311)	(5,144)	(6,152)
Gross profit	4,604	6,293	7,991
R&D expenses	(2,238)	(2,583)	(1,962)
Selling and marketing expenses	(3,910)	(3,151)	(4,402)
G&A expenses	(1,481)	(1,005)	(1,168)
Total expenses	(7,630)	(6,738)	(7,533)
Segment operating income (loss)	(3,025)	(445)	459
Total Assets	13,597	16,279	16,665
Capital expenditures	1,234	1,144	915
Non-current assets	3,689	3,706	4,096
Goodwill	645	645	645
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Product
Revenues	4,515	6,000	8,311
Operating Segments | High Intensity Focused Ultrasound (HIFU) | RPP's and leases
Revenues	3,679	3,594	4,162
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Spare parts and services
Revenues	1,715	1,831	1,618
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Product and Services, Excluding Other
Revenues	9,910	11,425	14,092
Operating Segments | High Intensity Focused Ultrasound (HIFU) | Other revenues.
Revenues	6	12	52
Operating Segments | Urology Devices and Services (ESWL)
Revenues	11,016	12,882	14,190
Cost of sales	(6,080)	(7,232)	(7,816)
Gross profit	4,936	5,649	6,374
R&D expenses	(835)	(1,555)	(1,394)
Selling and marketing expenses	(2,048)	(2,052)	(2,441)
G&A expenses	(1,161)	(964)	(904)
Total expenses	(4,043)	(4,572)	(4,738)
Segment operating income (loss)	893	1,078	1,635
Total Assets	13,596	15,567	15,892
Capital expenditures	141	309	298
Non-current assets	2,185	2,466	4,448
Goodwill	496	496	450
Operating Segments | Urology Devices and Services (ESWL) | Product
Revenues	4,236	6,248	6,715
Operating Segments | Urology Devices and Services (ESWL) | RPP's and leases
Revenues	1,022	927	1,426
Operating Segments | Urology Devices and Services (ESWL) | Spare parts and services
Revenues	5,758	5,707	6,048
Operating Segments | Urology Devices and Services (ESWL) | Product and Services, Excluding Other
Revenues	11,016	12,882	14,190
Operating Segments | Distribution (DISTRIB) Division [Member]
Revenues	23,134	17,342	16,577
Cost of sales	(14,252)	(10,906)	(9,941)
Gross profit	8,882	6,436	6,637
R&D expenses	(329)	(358)	(372)
Selling and marketing expenses	(4,774)	(4,076)	(4,008)
G&A expenses	(1,355)	(900)	(854)
Total expenses	(6,458)	(5,335)	(5,233)
Segment operating income (loss)	2,424	1,102	1,403
Total Assets	25,344	20,795	16,500
Capital expenditures	261	557	319
Non-current assets	3,971	3,628	2,427
Goodwill	1,271	1,271	1,317
Operating Segments | Distribution (DISTRIB) Division [Member] | Product
Revenues	20,289	15,274	15,084
Operating Segments | Distribution (DISTRIB) Division [Member] | RPP's and leases
Revenues	267	224	158
Operating Segments | Distribution (DISTRIB) Division [Member] | Spare parts and services
Revenues	2,578	1,844	1,335
Operating Segments | Distribution (DISTRIB) Division [Member] | Product and Services, Excluding Other
Revenues	23,134	17,342	16,577
Reconciling Items | EDAP Technomed Co Ltd. [Member]
Selling and marketing expenses		0
G&A expenses	(1,904)	(1,465)	(1,297)
Total expenses	(1,904)	(1,465)	(1,297)
Segment operating income (loss)	(1,904)	(1,465)	(1,297)
Total Assets	€ 24,690	€ 2,551	€ 4,012